Non-interest income (Tables)	12 Months Ended
Dec. 31, 2021
Non-interest income
Schedule of Non-interest income

	2021	2020 (1)	2019 (1)
Continuing operations	£m	£m	£m
Net fees and commissions (2)	2,124	2,000	2,497
Income from trading activities
Foreign exchange	364	569	448
Interest rate	(130)	541	532
Credit	83	3	32
Changes in fair value of own debt and derivative liabilities attributable to own credit risk
- debt securities in issue	6	(24)	(60)
- derivative liabilities	—	—	(20)
Equities, commodities and other	—	36	—
	323	1,125	932

Other operating income
Loss on redemption of own debt	(145)	(324)	—
Operating lease and other rental income	225	232	250
Changes in fair value of financial assets and liabilities designated at fair value	(8)	(54)	(17)
through profit or loss (3)
Changes in fair value of other financial assets at fair value through profit or loss (4)	5	2	58
Hedge ineffectiveness	25	24	48
(Loss)/profit on disposal of amortised cost assets	(15)	(18)	42
Profit/(loss) on disposal of fair value through other comprehensive income assets	117	96	(22)
(Loss)/profit on sale of property, plant and equipment (5)	(30)	13	58
Share of profits/ (losses)of associated entities	216	(30)	(14)
Profit/(loss) on disposal of subsidiaries and associates (6)	48	(16)	2,224
Other income (7,8)	13	(18)	132
	451	(93)	2,759
	2,898	3,032	6,188

(1)	Comparative results have been re-presented from those previously published to reclassify certain operations as discontinued operations as described in Note 8.
(2)	Refer to Note 4 for further analysis.
(3)	Including related derivatives.
(4)	Includes instruments that have failed Solely payments of principal and interest testing under IFRS 9.
(5)	Includes £44 million loss on the purchase of freeholds for properties where the Group was the primary leaseholder.
(6)	2019 includes a gain of £444 million(€523 million), a legacy liability release of £256 million and an FX recycling gain of £290 million on completion of the Alawwal bank merger in June 2019; In 2019, £1,102 million of FX recycling gains arising on the liquidation of RFS Holdings BV and £67 million in relation to a capital repayment by UBIDAC. The recycling gains and capital repayment have been calculated using the step-by-step method in IFRIC 16 and by reference to the proportion of equity applied to the FX translation reserve.
(7)	Includes income from activities other than banking.
(8)	2020 includes £58 million loss on acquisition of a £3.0 billion prime UK mortgages portfolio from Metro Bank plc.